   As filed with the Securities and Exchange Commission on September 5, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-21764

                            WINTERGREEN FUND, INC.
              (Exact name of registrant as specified in charter)

                              Two Portland Square
                             Portland, Maine 04101
              (Address of principal executive offices) (Zip code)

                          Simon D. Collier, President
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 207-879-1900

                     Date of fiscal year end: DECEMBER 31

           Date of reporting period: JANUARY 1, 2007 - JUNE 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

[LOGO]
WINTERGREEN
   FUND


                                                             SEMI-ANNUAL REPORT

                                                         WINTERGREEN FUND, INC.

                                                                  JUNE 30, 2007
                                                                    (UNAUDITED)

                                                        WWW.WINTERGREENFUND.COM

                               TABLE OF CONTENTS


                    A Message to Our Shareholders        1

                    Financial Highlights                 3

                    Portfolio Profile                    4

                    Statement of Investments             5

                    Statement of Assets and Liabilities 10

                    Statement of Operations             11

                    Statements of Changes in Net Assets 12

                    Notes to Financial Statements       13

                    Additional Information              19

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2007


Dear Fellow Wintergreen Fund Shareholder,

The old expression about time flying by especially when you are having fun all seems to be true. At Wintergreen, we have been very busy, we are having fun, and I have been thinking about just how quickly time is flying by. From an investment perspective, I particularly like investments where time is a friend to the investor. By that, I mean we seek to invest in companies that are not overly sensitive to specific investment fads, but rather in companies that I believe will do well in all market conditions. Many of the Fund's portfolio holdings are companies that are buying back their own stock and they are positioned to respond to consumer demand in an up or down market.

As you may guess, the companies in the Fund's portfolio do not tend to be ones that are part of the deal or the trade of the moment as are many 'hot' deals touted on the twenty-four hour news programs. Rather, the Fund's portfolio tends to have securities with assets that we feel will hold up to the long-term passage of time. It is my hope that time will continue to be a friend to our investments and that the portfolio securities will continue to appreciate as times goes by.

In looking back at American history and some of our outstanding citizens, one that I particularly admire is Ben Franklin. He was a man of many interests and particular accomplishment in many different fields of activity. A printer by trade, he was also an accomplished scientist and a man who was concerned with helping others and solving problems. His invention of bifocals saved him time in his later years when he was bothered by the need for different glasses to see items at different distances. He was also an accomplished wordsmith and author of certain maxims that still ring true today. For example, he said:

                                TIME IS MONEY.

This simple sentence is a very good description of Shun Tak, a Hong Kong listed company with substantial assets in Macau. Shun Tak, through its subsidiaries, manages, invests and develops properties, including hotels and casinos, and invests in securities and provides shipping, and other services. Macau consists of two small islands located in a special administrative region of China and has the gaming monopoly for the country. These two islands have been transformed by the construction of new hotels and casinos in the territory. Much of Shun Tak's real estate holdings are historical and will be developed over time.

The old adage about the three most important characteristics of real estate being location, location, location appears to be true at Shun Tak. Macau is becoming an ever more important destination and Shun Tak is an important part of its development. Daisy and Pansy Ho are the Executive Directors of the company. They are running Shun Tak with the objective of maximizing long-term shareholder value by building thoughtful, well constructed projects. We like the idea of quality management, attractive stock price, and businesses that operate at all hours of the day. In fact, within Macau, the Shun Tak hotels and casinos are open twenty-four hours a day, seven days a week. It is fair to say that Shun Tak never sleeps and the house usually wins. This is the corporate embodiment of 'time is money.' Literally, every hour of every day Shun Tak is open for business and working for the benefit of its shareholders.

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2007


Another truism attributed to Ben Franklin that describes one of our portfolio holdings is:

                     DILIGENCE IS THE MOTHER OF GOOD LUCK.

Weyerhaeuser is a high quality forest products conglomerate with a strong management team that is focused on creating value for all of its shareholders. The conglomerate includes seven million acres of timberland, packaging, lumber, and building products, as well as paper, pulp, and homebuilding businesses. This year the company combined its white paper business in a tax-free exchange with Domtar Corporation, allowing the company to shed a capital intensive business in a highly competitive industry in exchange for $1.5 billion in cash and a 10% reduction in the number of outstanding Weyerhaeuser shares. Management conducts business in a particularly rational style and they own company stock, so their interests are aligned with ours as investors in the company. It is a U.S. company with a 107 year history and a significant investment in trees. If you stop to think about it, trees grow about 4 percent a year and if they can survive the threat of bugs eating them or fire burning them, they increase in value year after year. Weyerhaeuser is another example of a company with assets that work for us every minute of every day.

As children, we heard our parents say that time flew by. From my perspective as a youngster, it simply wasn't true. It was a long time between birthdays and the school year often dragged. Summer, on the other hand, was the first indicator that perhaps time could fly. From our perspective now at Wintergreen, we couldn't be more pleased with time. It is flying by and we hope it continues to be our friend.

Thank you for your investment in Wintergreen Fund.

Sincerely,

/s/ David J. Winters
David J. Winters, CFA
Portfolio Manager

                            www.wintergreenfund.com

THE FUND IS SUBJECT TO SEVERAL RISKS, ANY OF WHICH COULD CAUSE AN INVESTOR TO LOSE MONEY. PLEASE REVIEW THE PROSPECTUS FOR A COMPLETE DISCUSSION OF THE FUND'S RISKS WHICH INCLUDE, BUT ARE NOT LIMITED TO, THE FOLLOWING: STOCK MARKET RISK, INTEREST RATE RISK, INCOME RISK, CREDIT RISK, FOREIGN SECURITIES AND EMERGING MARKETS RISK, CURRENCY RISK, DERIVATIVES RISK, SMALLER AND MID-SIZED COMPANIES RISK, AND LOAN PARTICIPATIONS RISK.


THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2007 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

                                             For the Six
                                                Month
                                            Period Ended                     October 17, 2005(a)
                                            June 30, 2007     Year Ended           through
                                             (Unaudited)   December 31, 2006  December 31, 2005
                                            -------------  ----------------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.21        $  10.23            $ 10.00
                                             ----------        --------            -------
INVESTMENT OPERATIONS
 Net investment income (loss)(b)                   0.07            0.11               0.02
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                    1.17            1.94               0.22
                                             ----------        --------            -------
Total from Investment Operations                   1.24            2.05               0.24
                                             ----------        --------            -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM
 Net investment income                            (0.06)          (0.07)             (0.01)
                                             ----------        --------            -------
Total Distributions to Shareholders               (0.06)          (0.07)             (0.01)
                                             ----------        --------            -------
Redemption fees(b)                                 0.00(c)         0.00(c)              --
                                             ----------        --------            -------
NET ASSET VALUE, END OF PERIOD               $    13.39        $  12.21            $ 10.23
                                             ==========        ========            =======
TOTAL RETURN(D)                                   10.14%          20.10%              2.41%

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)  $1,003,005        $596,153            $54,704
Ratios to Average Net Assets:(e)
 Net investment income                             1.13%           0.97%              1.02%
                                             ----------        --------            -------
 Net expense, excluding dividend expense           1.82%           1.91%              1.95%
 Dividend expense                                  0.01%           0.03%              0.00%
                                             ----------        --------            -------
Total Net Expense                                  1.83%           1.94%              1.95%
                                             ==========        ========            =======
 Gross expense, excluding dividend expense         1.82%           1.97%              6.97%
 Dividend expense                                  0.01%           0.03%              0.00%
                                             ----------        --------            -------
Total Gross Expense(f)                             1.83%           2.00%              6.97%
                                             ==========        ========            =======
PORTFOLIO TURNOVER RATE                               9%             13%                 0%

----------------------------------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Less than $0.01 per share.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Reflects the expense ratio excluding any waivers and/or reimbursements.

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
PORTFOLIO PROFILE
JUNE 30, 2007 (Unaudited)

                                     [CHART]
                                                   % OF TOTAL
                  COUNTRY                          NET ASSETS
                  United States                       31.0%
                  Short-Term Investments and Other
                    Assets and Liabilities*           15.0%
                  Hong Kong                           12.4%
                  Japan                                8.5%
                  United Kingdom                       7.7%
                  Switzerland                          5.6%
                  Canada                               5.5%
                  Norway                               3.6%
                  Malaysia                             3.6%
                  Germany                              2.2%
                  Liechtenstein                        1.7%
                  Italy                                0.9%
                  Brazil                               0.9%
                  South Korea                          0.7%
                  Mexico                               0.7%

                                                   % OF TOTAL
                  SECTOR                           NET ASSETS
                  Consumer Discretionary             14.5%
                  Consumer Staples                   24.5%
                  Energy                              7.8%
                  Financials                         25.6%
                  Health Care                         0.4%
                  Industrials                         2.7%
                  Information Technology              3.8%
                  Materials                           5.7%
                  Short-Term Investments and Other
                    Assets and Liabilities*          15.0%

--------------------------------------
* Includes Securities Sold Short.

                               TOP TEN HOLDINGS
                                                   % OF TOTAL
                  ISSUER                           NET ASSETS
                  Japan Tobacco Inc.                  8.5%
                  Wynn Resorts Ltd.                   5.6%
                  Jardine Matheson Holdings Ltd.      5.5%
                  Berkshire Hathaway Inc., Class B    4.6%
                  Consolidated-Tomoka Land Co.        3.9%
                  Imperial Tobacco Group plc          3.7%
                  Shun Tak Holdings Ltd.              3.5%
                  Anglo American plc                  3.4%
                  Reynolds American Inc.              3.2%
                  Genting Bhd                         3.0%

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

   INDUSTRY
-----------

    SHARES            SECURITY DESCRIPTION           COUNTRY        COST       FAIR VALUE
-----------    ---------------------------------- ------------- ------------ --------------

LONG POSITIONS -- 100.1%

COMMON STOCK AND OTHER EQUITY INTERESTS -- 84.3%

BEVERAGES -- 1.6%
    158,941    Coca-Cola FEMSA, S.A. de C.V. ADR  Mexico        $  5,355,051 $    7,037,907
    824,946    Davide Campari-Milano S.p.A.       Italy            7,550,921      8,659,839
                                                                ------------ --------------
                                                                  12,905,972     15,697,746
                                                                ------------ --------------

CAPITAL MARKETS -- 3.4%
  3,950,484    ABG Sundal Collier ASA             Norway           8,153,102     10,316,679
  1,802,386    Acta Holding ASA                   Norway           8,710,662      9,474,982
    237,010    UBS AG                             Switzerland     12,972,499     14,280,749
                                                                ------------ --------------
                                                                  29,836,263     34,072,410
                                                                ------------ --------------

COMMERCIAL BANKS -- 1.7%
     79,820    Liechtensteinische Landesbank AG   Liechtenstein    6,873,364      7,645,469
     36,184    Verwaltungs-und Privat-Bank AG     Liechtenstein    9,183,044      9,449,608
                                                                ------------ --------------
                                                                  16,056,408     17,095,077
                                                                ------------ --------------

COMMUNICATIONS EQUIPMENT -- 2.0%
           (e) Current Group, LLC(a)(b)           United States   20,100,000     20,099,955
                                                                ------------ --------------

DIVERSIFIED FINANCIAL SERVICES -- 6.7%
  2,316,293    Jardine Matheson Holdings Ltd.     Hong Kong       46,076,378     55,127,773
    339,974    Leucadia National Corp.            United States    9,624,642     11,984,084
                                                                ------------ --------------
                                                                  55,701,020     67,111,857
                                                                ------------ --------------

FOOD PRODUCTS -- 1.7%
    121,579    Kraft Foods Inc.                   United States    3,605,737      4,285,660
      5,014    Lotte Confectionery Co. Ltd.       South Korea      6,529,309      6,679,903
     16,050    Nestle SA                          Switzerland      5,930,550      6,123,046
                                                                ------------ --------------
                                                                  16,065,596     17,088,609
                                                                ------------ --------------

HOTELS, RESTAURANTS & LEISURE -- 12.4%
 16,584,365    Galaxy Entertainment Group Ltd.(a) Hong Kong       17,009,986     16,161,452
 12,439,440    Genting Bhd                        Malaysia        20,716,687     29,724,947

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

 INDUSTRY
-----------

  SHARES             SECURITY DESCRIPTION             COUNTRY         COST       FAIR VALUE
----------- -------------------------------------- -------------- ------------ --------------

HOTELS, RESTAURANTS & LEISURE
     43,100 Harrah's Entertainment Inc.            United States  $  3,508,889 $    3,674,706
    194,661 Penn National Gaming Inc.(a)           United States     8,151,191     11,697,180
  6,793,130 Resorts World Bhd                      Malaysia          5,207,231      6,807,887
    624,350 Wynn Resorts Ltd.                      United States    61,281,647     55,997,952
                                                                  ------------ --------------
                                                                   115,875,631    124,064,124
                                                                  ------------ --------------

HOUSEHOLD PRODUCTS -- 2.2%
    470,229 Henkel KGaA                            Germany          17,920,169     22,500,975
                                                                  ------------ --------------

INDUSTRIAL CONGLOMERATE -- 1.3%
    679,615 Orkla ASA                              Norway            7,047,243     12,907,729
                                                                  ------------ --------------

INSURANCE -- 4.6%
     12,852 Berkshire Hathaway Inc., Class B(a)(c) United States    44,436,147     46,331,460
                                                                  ------------ --------------

INTERNET SOFTWARE & SERVICES -- 1.9%
     35,577 Google Inc., Class A(a)                United States    17,918,306     18,620,290
                                                                  ------------ --------------

MACHINERY -- 1.4%
    210,718 Schindler Holding AG                   Switzerland      10,957,345     14,059,367
                                                                  ------------ --------------

MEDIA -- 0.4%
     85,000 Alliance Atlantis Communication Inc.,
              Class B(a)                           Canada            3,717,989      4,172,597
                                                                  ------------ --------------

METALS & MINING -- 3.6%
    570,851 Anglo American plc                     United Kingdom   24,051,072     33,754,768
    437,852 Frontera Copper Corp.(a)               Canada            2,404,537      2,511,524
     49,554 Sherwood Copper(a)                     Canada              299,497        325,646
                                                                  ------------ --------------
                                                                    26,755,106     36,591,938
                                                                  ------------ --------------

OIL, GAS & CONSUMABLE FUELS -- 7.1%
    253,903 Canadian Natural Resources Ltd.        Canada           12,878,195     16,871,249
    512,157 Chesapeake Energy Corp.                United States    15,428,536     17,720,632
     97,936 Norsk Hydro ASA                        Norway            2,908,017      3,786,571
    508,741 Petrobank Energy and Resources Ltd.(a) Canada            6,430,560     12,780,613
    162,098 Pogo Producing Co.                     United States     7,976,212      8,232,957
  2,089,009 UTS Energy Corp.(a)                    Canada            7,031,380     11,884,524
                                                                  ------------ --------------
                                                                    52,652,900     71,276,546
                                                                  ------------ --------------

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

 INDUSTRY
-----------

  SHARES          SECURITY DESCRIPTION           COUNTRY         COST       FAIR VALUE
----------- --------------------------------- -------------- ------------ --------------

PAPER & FOREST PRODUCTS -- 2.0%
    259,709 Weyerhaeuser Co.                  United States  $ 17,633,301 $   20,498,831
                                                             ------------ --------------

PHARMACEUTICALS -- 0.4%
     75,737 Novartis AG -- Registered Shares  Switzerland       4,381,641      4,278,226
                                                             ------------ --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 9.2%
    564,961 Consolidated-Tomoka Land Co.(d)   United States    34,445,046     39,146,148
  5,289,934 K Wah International Holdings Ltd. Hong Kong         1,644,865      2,070,133
 23,880,160 Shun Tak Holdings Ltd.            Hong Kong        32,153,993     35,120,577
    513,040 Swire Pacific Ltd. Class A        Hong Kong         5,496,541      5,701,611
  4,947,682 Swire Pacific Ltd. Class B        Hong Kong         9,697,759     10,617,452
                                                             ------------ --------------
                                                               83,438,204     92,655,921
                                                             ------------ --------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
     59,178 Swatch Group AG, Class B          Switzerland       9,522,300     16,908,000
                                                             ------------ --------------

TOBACCO -- 19.0%
    291,002 Altria Group Inc.(f)              United States    18,478,655     20,410,880
    196,000 British American Tobacco plc      United Kingdom    4,546,215      6,682,221
    799,609 Imperial Tobacco Group plc        United Kingdom   26,458,365     37,038,409
     17,317 Japan Tobacco Inc.                Japan            70,697,260     85,498,689
    487,237 Reynolds American Inc.(f)         United States    27,309,503     31,767,852
    365,084 Souza Cruz SA                     Brazil            6,751,651      8,800,693
                                                             ------------ --------------
                                                              154,241,649    190,198,744
                                                             ------------ --------------

Total Common Stock and Other Equity Interests                 717,163,190    846,230,402
                                                             ------------ --------------

INVESTMENT TRUST -- 0.7%

OIL, GAS & CONSUMABLE FUELS -- 0.7%
    212,983 Canadian Oil Sands Trust          Canada            5,441,193      6,586,237
                                                             ------------ --------------

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

  INDUSTRY
------------

  PRINCIPAL             SECURITY DESCRIPTION              COUNTRY         COST        FAIR VALUE
------------  ---------------------------------------- ------------- ------------   --------------

SHORT-TERM INVESTMENTS -- 15.1%

MONEY MARKET DEPOSIT ACCOUNT -- 0.0%
$     41,953  Citibank Money Market Deposit Account,
                5.02%                                  United States $     41,953   $       41,953
                                                                     ------------   --------------

REPURCHASE AGREEMENTS -- 15.1%
 151,000,000  Citigroup, dated 06/29/07, 5.25%, to be
                repurchased on 07/02/07 at
                $151,066,063; collateralized by a U.S.
                Government Agency Obligation           United States  151,000,000      151,000,000
                                                                     ------------   --------------

Total Short-Term Investments                                          151,041,953      151,041,953
                                                                     ------------   --------------

Total Long Positions -- 100.1%                                        873,646,336*   1,003,858,592
                                                                     ------------   --------------

   SHARES                                                               PROCEEDS
------------                                                         ------------

SHORT POSITIONS -- (0.9)%

EXCHANGE-TRADED FUNDS -- (0.8)%
     (56,314) iShares MSCI EAFE Index Fund             United States   (3,851,508)      (4,540,598)
     (24,600) SPDR Trust, Series 1                     United States   (3,281,928)      (3,697,380)
                                                                     ------------   --------------
                                                                       (7,133,436)      (8,237,978)
                                                                     ------------   --------------

HEALTH CARE EQUIPMENT & SUPPLIES -- (0.1)%
      (4,611) Alcon Inc.                               United States     (602,960)        (622,070)
                                                                     ------------   --------------

PERSONAL PRODUCTS -- (0.0)%
      (3,385) L'Oreal SA                               France            (389,986)        (402,306)
                                                                     ------------   --------------

Total Short Positions -- (0.9)%                                      $ (8,126,382)* $   (9,262,354)
                                                                     ------------   --------------

Other Assets and Liabilities, Net -- 0.8%                                                8,408,640
                                                                                    --------------

NET ASSETS -- 100.0%                                                                $1,003,004,878
                                                                                    ==============

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

----------------------------------------------
(a)Non-income producing security.
(b)Restricted, illiquid security priced at fair value. See Note 2.
(c)All or a portion of this security is held as collateral for securities sold short.
(d)Affiliated Issuer. See Note 6.
(e)Non-unitized interest in a LLC that is treated as a partnership.
(f)All or a portion of this security is held as collateral for forward currency contracts.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $136,452,770
            Gross Unrealized Depreciation                (7,376,486)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $129,076,284
                                                       ============

SELECTED ABBREVIATIONS
ADR    American Depositary Receipt
EAFE   Europe, Australasia, Far East
MSCI   Morgan Stanley Capital International, Inc.
plc    Public Limited Company
SPDR   Standard & Poor's Depositary Receipts

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (Unaudited)

ASSETS
     Investment in securities, at fair value:
        Unaffiliated issuers (Cost $688,201,290)                                  $813,712,444
        Affiliated issuers (Cost $34,445,046)                                       39,146,148
        Repurchase agreements (Cost $151,000,000)                                  151,000,000
                                                                                  ------------
     Investments, at fair value (Cost $873,646,336)                                             1,003,858,592
     Deposits with prime broker for securities sold short                                           8,448,892
     Cash                                                                                              40,698
     Cash denominated in foreign currencies (Cost $6,018,026)                                       6,068,856
     Unrealized gain on forward currency contracts                                                    215,888
     Unrealized gain on spot currency contracts                                                        28,248
     Receivables:
        Investment securities sold                                                                  2,155,841
        Fund shares sold                                                                            7,306,626
        Interest and dividends                                                                      1,282,016
     Prepaid expenses                                                                                  44,320
                                                                                               --------------
Total Assets                                                                                    1,029,449,977
                                                                                               --------------
LIABILITIES
     Securities sold short, at value (Proceeds $8,126,382)                                          9,262,354
     Unrealized loss on forward currency contracts                                                    146,664
     Unrealized loss on spot currency contracts                                                           942
     Payables:
        Distributions                                                                               4,285,956
        Fund shares redeemed                                                                          646,921
        Investment securities purchased                                                            10,493,367
     Accrued Liabilities:
        Investment manager fees                                                                     1,182,235
        Distribution fees                                                                              98,328
        Directors' fees and expenses                                                                   28,277
        Compliance services fees                                                                       12,169
        Other expenses                                                                                287,886
                                                                                               --------------
Total Liabilities                                                                                  26,445,099
                                                                                               --------------
NET ASSETS                                                                                     $1,003,004,878
                                                                                               ==============
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                           $  869,571,845
     Accumulated undistributed (distributions in excess of)
       net investment income                                                                           28,723
     Net realized gain (loss) on investments and foreign currency transactions                      4,198,993
     Unrealized appreciation (depreciation) of investments, securities sold
       short, and foreign currency translations                                                   129,205,317
                                                                                               --------------
NET ASSETS                                                                                     $1,003,004,878
                                                                                               ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
Based on net assets of $1,003,004,878 and 74,899,605 shares outstanding
  (1,000,000,000 shares authorized)                                                            $        13.39
                                                                                               ==============

See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2007 (Unaudited)

INVESTMENT INCOME
     Dividend income (Net of foreign withholding taxes of $782,764)     $ 8,183,580
     Dividend income from affiliated issuer                                  99,897
     Interest income                                                      3,210,896
                                                                        -----------
Total Investment Income                                                  11,494,373
                                                                        -----------
EXPENSES
     Investment manager fees                                              5,832,437
     Distribution fees                                                      472,204
     Administrator fees                                                     245,439
     Transfer agency fees                                                    97,901
     Professional fees                                                       87,795
     Directors' and officers' fees and expenses                              87,980
     Custodian fees                                                          59,407
     Compliance services fees                                                58,977
     Accounting fees                                                         57,459
     Registration fees                                                       32,841
     Dividend expenses on securities sold short                              26,381
     Miscellaneous expenses                                                  52,471
                                                                        -----------
Total Expenses                                                            7,111,292
                                                                        -----------
NET INVESTMENT INCOME (LOSS)                                              4,383,081
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
Realized Gain (Loss) on:
     Unaffiliated investments                                             4,746,722
     Foreign currency transactions                                         (151,166)
                                                                        -----------
Net Realized Gain (Loss)                                                  4,595,556
                                                                        -----------
Change in Unrealized Appreciation (Depreciation) on:
     Affiliated investments                                               1,885,421
     Unaffiliated investments                                            60,966,751
     Securities sold short                                                 (531,463)
     Foreign currency translations                                          129,033
                                                                        -----------
Net Change in Unrealized Appreciation (Depreciation)                     62,449,742
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD
  SHORT, AND FOREIGN CURRENCY TRANSACTIONS                               67,045,298
                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $71,428,379
                                                                        ===========

                                             See Notes to Financial Statements.

WINTERGREEN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       For the Six
                                                                      Month Period
                                                                          Ended        For the Year
                                                                      June 30, 2007        Ended
                                                                       (Unaudited)   December 31, 2006
                                                                     --------------  -----------------
OPERATIONS
   Net investment income (loss)                                      $    4,383,081    $  3,365,208
   Net realized gain (loss)                                               4,595,556      (1,021,938)
   Net change in unrealized appreciation (depreciation)                  62,449,742      66,014,920
                                                                     --------------    ------------
Increase (Decrease) in Net Assets Resulting from Operations              71,428,379      68,358,190
                                                                     --------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                 (4,285,956)     (2,805,268)
                                                                     --------------    ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                         473,912,865     505,244,604
   Proceeds from reinvestment of distributions                            3,917,193       2,688,922
   Cost of redemption of shares                                        (138,287,243)    (32,069,016)
   Redemption fees                                                          166,946          31,368
                                                                     --------------    ------------
Increase (Decrease) from Capital Share Transactions                     339,709,761     475,895,878
                                                                     --------------    ------------
Increase (Decrease) in Net Assets                                       406,852,184     541,448,800
NET ASSETS
   Beginning of Period                                                  596,152,694      54,703,894
                                                                     --------------    ------------
   End of Period (includes accumulated undistributed (distributions in excess of) net investment income of $28,723 and $(68,402),
     respectively)                                                   $1,003,004,878    $596,152,694
                                                                     ==============    ============
SHARE TRANSACTIONS
   Sale of shares                                                        36,604,156      46,172,312
   Reinvestment of distributions                                            292,546         236,772
   Redemption of shares                                                 (10,809,873)     (2,941,860)
                                                                     --------------    ------------
Increase (Decrease) in Shares                                            26,086,829      43,467,224
                                                                     ==============    ============

See Notes to Financial Statements.

WINTERGREEN FUND, INC
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (Unaudited)

NOTE 1. ORGANIZATION

Wintergreen Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and commenced operations on October 17, 2005. The Fund is authorized to issue 1 billion shares of beneficial interest with $0.001 per share par value. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for U.S. mutual funds, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION -- Securities traded or dealt on one or more securities exchange (whether domestic or foreign) and not subject to restrictions against resale shall be valued (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and asked price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and asked price. Money market instruments that mature in sixty days or less may be valued at amortized cost.

Securities are valued at fair value, in accordance with procedures adopted by the Fund's Board of Directors (the "Board") when 1) market quotations are insufficient or not readily available; 2) the values available are determined to be unreliable; 3) securities are determined to be illiquid; or 4) the values have been affected by events occurring before the Fund's pricing time (generally 4:00 p.m. Eastern Time) but after the close of the securities' primary markets.

As of June 30, 2007, Current Group, LLC is a restricted, illiquid security priced at fair value as determined by the Board's Valuation Committee pursuant to the Board's valuation procedures. This security has an acquisition date of December 28, 2006. At June 30, 2007, the fair value of this security amounts to $20,099,955, which represents 2.0% of net assets and has a current cost of $20,100,000.

SECURITY TRANSACTIONS, INVESTMENT INCOME, AND REALIZED GAIN LOSS -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (Unaudited)


FOREIGN CURRENCIES -- Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect at the close of the NYSE (generally 4:00 pm Eastern Time). If no sale is reported at that time, the foreign currency will be valued at the most recent bid price. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices are not isolated. Such fluctuations are included with net realized and unrealized gain or loss on investments.

FORWARD CURRENCY CONTRACTS -- The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Investment Manager (as defined in Note 3) is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. The Fund's Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral. See Note 7.

RESTRICTED SECURITIES -- The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities. These securities are typically purchased under Rule 144A of the Securities Act of 1933.

On December 28, 2006, the Fund contributed $20,100,000 for a limited liability member interest in Current Group, LLC and entered into a Registration Rights Agreement with respect to shares of common stock into which their interests may be converted. These registration rights include (1) two demand registrations commencing after the earlier of (A) the fifth anniversary of the date of the Registration Rights Agreement and (B) the first anniversary of the consummation of an initial public offering ("IPO") of Current Group, LLC common stock,
(2) three Form S-3 registration demands commencing after the first anniversary of the consummation of an IPO and (3) unlimited "piggyback" registrations commencing following the consummation of an IPO. No quoted market price exists for the Fund's interest in Current Group, LLC. The Fund's interest has been valued in accordance with procedures adopted by the Fund's Board. It is possible

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (Unaudited)

that the estimated value may differ significantly from the amount that might ultimately be realized in the near-term, and the difference could be material.

SECURITIES SOLD SHORT -- The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the deposits with the prime broker for securities sold short as shown on the Statement of Assets and Liabilities and the securities held long as shown on the Statement of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's records.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income are intended to be made twice each year and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income dividends or a capital gain distribution. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund records dividends and distributions on its books on the ex-dividend date.

FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. Income and gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, no Federal income or excise tax provision is required.

REPURCHASE AGREEMENTS -- The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose market value exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Fund's Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral.

CONTRACTUAL OBLIGATIONS -- The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (Unaudited)


REDEMPTION FEE -- The Fund will charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of their purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital.

NEW ACCOUNTING PRONOUNCEMENTS -- On June 29, 2007, the Fund implemented Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), which prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken in a tax return. As of the period ended June 30, 2007, Fund management has determined that the Fund did not have any unrecognized tax benefits as a result of tax positions taken in the current or prior reporting periods that would require reporting under FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Fund management is currently evaluating the impact the adoption of SFAS 157 will have on financial statement disclosures, and has not at this time determined the impact, if any, resulting from the adoption of SFAS 157 on financial statements.

NOTE 3. ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED
PARTIES

INVESTMENT MANAGER -- Wintergreen Advisers, LLC (the "Investment Manager") is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager receives an advisory fee from the Fund at an annual rate of 1.50% of the Fund's average daily net assets.

ADMINISTRATION AND OTHER SERVICES -- Citigroup Fund Services, LLC ("Citigroup") provides administration, portfolio accounting, and transfer agency services to the Fund.

DISTRIBUTION -- Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Investment Manager, Citigroup, or its affiliated companies. The certifying officer of the Fund is also a principal of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act ("Distribution Plan"), the Fund reimburses the Distributor for fees paid to various financial institutions, including the Investment Manager, for distribution and shareholder services rendered to the Fund in an amount up to 0.25% of the average daily net assets. For the six-month period ended June 30, 2007, the Distributor was reimbursed $472,204 for distribution fees.

Under a Compliance Services Agreement with the Fund, the Distributor provides a Chief Compliance Officer, Anti-Money Laundering Compliance Officer, President, and Treasurer to the Fund, as well as certain additional compliance support functions. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

FUND OFFICERS -- Certain officers of the Fund are directors, officers or employees of the Investment Manager, Citigroup, or the Distributor.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (Unaudited)


NOTE 4. WAIVER OF FEES

The Investment Manager has voluntarily agreed to waive fees so that total annual operating expenses do not exceed 1.95% of the average daily net assets. This voluntary waiver may be reduced or eliminated at any time.

For the period ended June 30, 2007, the Investment Manager did not waive any fees.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $361,674,137 and $59,162,068, respectively, for the period ended June 30, 2007.

NOTE 6. AFFILIATED ISSUERS

Under section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as "affiliated" if a Fund owns 5 percent or more of its voting stock.

Investments in "affiliated companies" for the Fund as of June 30, 2007, were as shown below:

                    Number
                  of shares                           Number
                  held as of                         of shares                           Realized
                  beginning    Gross      Gross       held at    Value at end Investment  capital
 Name of issuer   of period  additions  reductions end of period  of period     income   gain/loss
----------------- ---------- ---------- ---------- ------------- ------------ ---------- ---------
Consolidated --
  Tomoka Land Co.  540,604   $1,891,839     $0        564,961    $39,146,148   $99,897      $0

NOTE 7. FORWARD CURRENCY CONTRACTS

As of June 30, 2007, the Fund had the following forward currency contracts outstanding:

                                     Contract    Market   Net unrealized
                         Settlement   amount     value     gain (loss)
       Contracts to sell    date      (USD)      (USD)        (USD)
       ----------------- ---------- ---------- ---------- --------------
         331,000,000 JPY  09/25/07   2,806,749  2,719,046      87,703
           3,600,000 JPY  09/25/07      30,831     29,573       1,258
          57,000,000 JPY  09/25/07     493,336    468,235      25,101
          78,000,000 JPY  12/17/07     691,919    647,460      44,459
         499,000,000 JPY  12/17/07   4,199,453  4,142,086      57,367
       4,197,000,000 JPY  12/17/07  34,691,684 34,838,348    (146,664)

--------------------------------------------------------------------------------
JPY-- Japanese Yen

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (Unaudited)


NOTE 8. FEDERAL TAX INFORMATION

As of December 31, 2006, distributable earnings on a tax basis were as follows:

              Unrealized   Undistributed  Capital and
             appreciation ordinary income other losses    Total
             ------------ --------------- ------------ -----------
             $66,218,919     $482,123      $(410,432)  $66,290,610

The capital loss carryovers available to offset future capital gains, as of December 31, 2006, was $396,563 expiring December 2014.

For tax purposes, the current year post-October currency loss was $13,869. This loss will be recognized for tax purposes on the first business day of the Fund's next year.

NOTE 9. OTHER INFORMATION

On June 30, 2007, one shareholder account held approximately 32% of the outstanding shares of the Fund. This account is an omnibus account held on behalf of several thousand underlying shareholders.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
JUNE 30, 2007 (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio and/or to review the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling
(888) GOTOGREEN (888-468-6473), visiting the Fund's website at www.wintergreenfund.com, or on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), on the SEC's website at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES -- The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES -- The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
JUNE 30, 2007 (Unaudited)

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                Beginning       Ending      Expenses
                              Account Value  Account Value Paid During
                             January 1, 2007 June 30, 2007   Period*
                             --------------- ------------- -----------
         Actual Return          $1,000.00      $1,101.35      $9.53
         Hypothetical Return    $1,000.00      $1,015.72      $9.15
----------------------------------------------
* As expressed below, expenses are equal to the Fund's annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period.

                                                        Number of Days in Most
            Fund's Annualized      Average Account      Recent Fiscal Half Year
 Expenses =   Expense Ratio   X Value Over the Period X -----------------------
                                                                  365

                            WINTERGREEN FUND, INC.

                             FOR MORE INFORMATION

                              INVESTMENT MANAGER
                           Wintergreen Advisers, LLC
                         333 Route 46 West, Suite 204
                       Mountain Lakes, New Jersey 07046

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                             Portland, Maine 04101
                               www.foresides.com

                            WINTERGREEN FUND, INC.
                                 P.O. Box 446
                             Portland, Maine 04112
                                (888) GOTOGREEN
                                (888-468-6473)
                            www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

     (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       WINTERGREEN FUND, INC.


By   /s/ Simon D. Collier
     ---------------------------------
     Simon D. Collier,
     President & Principal Executive Officer

Date 8/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ Simon D. Collier
     ---------------------------------
     Simon D. Collier,
     President & Principal Executive Officer

Date 8/28/07


By   /s/ Simon D. Collier
     ---------------------------------
     Simon D. Collier,
     Treasurer & Principal Financial Officer

Date 8/28/07